Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.9%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.42%, (3 mo. SOFR + 7.11%), 1/15/35(1)(2)	$1,000	$ 947,842
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.428%, (3 mo. SOFR + 7.10%), 4/20/34(1)(2)	1,000	918,616
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.876%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	966,839
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.571%, (3 mo. SOFR + 7.20%), 1/30/35(1)(2)	1,000	935,647
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.351%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	990,316
OCP CLO, Ltd.:
Series 2022-24A, Class D, 9.126%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	966,518
Series 2022-24A, Class E, 12.746%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	1,934,098
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 12.141%, (3 mo. SOFR + 6.76%), 5/21/34(1)(2)	1,000	923,073
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.307%, (3 mo. SOFR + 6.96%), 7/24/32(1)(2)	2,000	1,947,198
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.82%, (3 mo. SOFR + 6.51%), 4/15/34(1)(2)	2,000	1,890,506
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 9.448%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	975,571
Series 2022-1A, Class E, 13.168%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,795,145
Series 2022-2A, Class E, 13.87%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	497,935
Total Asset-Backed Securities (identified cost $17,353,387)		$ 16,689,304

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	13,507	$ 283,647
Phoenix Services International, LLC(4)(5)	12,664	126,640
Phoenix Services International, LLC(4)(5)	1,156	11,560
		$ 421,847
Security	Shares	Value
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	33,758	$ 256,561
		$ 256,561
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	66,843	$ 59,250
		$ 59,250
Entertainment — 0.1%
New Cineworld, Ltd.(4)(5)	13,408	$ 317,323
		$ 317,323
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(3)(4)(5)	58,449	$ 0
		$ 0
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 1,298,923
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 1,298,923
Investment Companies — 0.0%(6)
Aegletes B.V.(5)	7,165	$ 17,285
		$ 17,285
Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., Class A(4)(5)	2,056	$ 184,355
		$ 184,355
Oil and Gas — 0.0%(6)
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 35,300
McDermott International, Ltd.(4)(5)	103,251	26,329
		$ 61,629
Pharmaceuticals — 0.0%(6)
Covis Midco 1 S.a.r.l., Class A(4)(5)	531	$ 270
Covis Midco 1 S.a.r.l., Class B(4)(5)	531	271
Covis Midco 1 S.a.r.l., Class C(4)(5)	531	271
Covis Midco 1 S.a.r.l., Class D(4)(5)	531	271
Covis Midco 1 S.a.r.l., Class E(4)(5)	531	271
		$ 1,354
Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(4)(5)	17,912	$ 0
Phillips Feed Service, Inc.(3)(4)(5)	285	13,603
		$ 13,603

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
Global Eagle Entertainment(3)(4)(5)	13,555	$ 0
		$ 0
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(4)(5)	36,023	$ 290,706
		$ 290,706
Total Common Stocks (identified cost $5,630,667)		$ 2,922,836

Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.875%, 12/15/30(1)	$500	$ 490,860
		$ 490,860
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,169	$ 1,142,515
5.75%, 4/20/29(1)	950	884,332
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	300,880
4.625%, 4/15/29(1)	325	279,687
		$ 2,607,414
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	$175	$ 173,770
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	293	287,022
6.75%, 5/15/25(1)	180	178,829
		$ 639,621
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 277,112
		$ 277,112
Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 545,623
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	$1,300	$ 1,081,069
4.625%, 6/1/28(1)	1,200	1,001,766
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	460	457,321
		$ 3,085,779
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 227,995
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	975	795,863
		$ 1,023,858
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 641,228
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	815,974
		$ 1,457,202
Communications Equipment — 0.3%
CommScope, Inc., 6.00%, 3/1/26(1)	$2,000	$ 1,869,198
		$ 1,869,198
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	$450	$ 399,870
4.375%, 10/15/28(1)	625	542,965
		$ 942,835
Diversified Financial Services — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 327,238
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	175	176,228
NFP Corp.:
4.875%, 8/15/28(1)	360	317,336
7.50%, 10/1/30(1)	175	168,291
8.50%, 10/1/31(1)	825	827,126
		$ 1,816,219
Diversified Telecommunication Services — 0.8%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 71,235
5.125%, 7/15/29(1)	4,175	2,974,294
5.50%, 1/15/28(1)	400	308,707
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	1,225	1,130,083
		$ 4,484,319

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 567,241
		$ 567,241
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 456,962
5.125%, 12/15/26(1)	1,000	953,599
		$ 1,410,561
Electronics/Electrical — 0.2%
GoTo Group, Inc., 5.50%, 9/1/27(1)	$375	$ 208,983
Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,162,536
		$ 1,371,519
Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$101	$ 100,839
		$ 100,839
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	$1,725	$ 1,459,889
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,443,319
		$ 2,903,208
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,126,346
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	202,885
		$ 2,329,231
Household Products — 0.0%(6)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$190	$ 173,447
		$ 173,447
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 849,111
		$ 849,111
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 210,892
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	594,940
		$ 805,832
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 561,705
Security	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$ 321,182
		$ 882,887
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	$200	$ 153,217
5.25%, 8/15/27(1)	150	119,107
6.375%, 5/1/26	47	40,510
8.375%, 5/1/27	85	61,134
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	529,950
5.125%, 2/15/25(1)	352	343,480
7.375%, 6/30/30(1)	725	663,467
		$ 1,910,865
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	$1,025	$ 1,010,704
		$ 1,010,704
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 304,072
		$ 304,072
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 503,132
		$ 503,132
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 534,615
		$ 534,615
Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 87,665
		$ 87,665
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 373,583
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	675	587,510
		$ 961,093

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 715,180
NCR Atleos Escrow Corp., 9.50%, 4/1/29(1)	675	653,559
		$ 1,368,739
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 443,096
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	597,960
		$ 1,041,056
Trading Companies & Distributors — 0.0%(6)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 221,886
		$ 221,886
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 225,567
5.25%, 6/1/26(1)	346	336,274
		$ 561,841
Total Corporate Bonds (identified cost $43,370,273)		$ 38,593,961

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,186,680
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,186,680

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(3)(4)(5)	839	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(4)(5)	971	$ 529,195
		$ 529,195
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(3)(4)(5)	494	$ 0
Series B, 10.00% (PIK)(3)(4)(5)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,892)		$ 529,195

Senior Floating-Rate Loans — 85.6%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 9.316%, (SOFR + 4.00%), 8/24/28	$2,231	$ 2,229,958
Term Loan, 9.316%, (SOFR + 4.00%), 8/24/28	956	955,696
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (SOFR + 6.50%), 7/18/23(3)	166	128,287
TransDigm, Inc.:
Term Loan, 8.64%, (SOFR + 3.25%), 2/22/27	2,216	2,220,584
Term Loan, 8.64%, (SOFR + 3.25%), 8/24/28	1,177	1,178,887
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25	2,680	2,530,161
		$ 9,243,573
Airlines — 0.9%
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28	$2,043	$ 2,107,478
Mileage Plus Holdings, LLC, Term Loan, 10.798%, (SOFR + 5.25%), 6/21/27	1,894	1,970,920
United Airlines, Inc., Term Loan, 9.182%, (SOFR + 3.75%), 4/21/28	1,172	1,179,435
		$ 5,257,833
Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30	$1,468	$ 1,441,942
		$ 1,441,942
Auto Components — 1.3%
Adient US, LLC, Term Loan, 8.681%, (SOFR + 3.25%), 4/10/28	$685	$ 686,064
Clarios Global, L.P., Term Loan, 9.066%, (SOFR + 3.75%), 5/6/30	2,150	2,150,269
DexKo Global, Inc., Term Loan, 9.402%, (SOFR + 3.75%), 10/4/28	640	625,744

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28	$417	$ 415,459
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28	679	680,268
LSF12 Badger Bidco, LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30	300	299,625
LTI Holdings, Inc.:
Term Loan, 8.931%, (SOFR + 3.50%), 9/6/25	1,356	1,324,205
Term Loan, 10.181%, (SOFR + 4.75%), 7/24/26	512	500,989
RealTruck Group, Inc., Term Loan, 1/31/28(8)	700	686,000
		$ 7,368,623
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 7.318%, (SOFR + 2.00%), 5/24/27	$1,392	$ 1,385,193
MajorDrive Holdings IV, LLC, Term Loan, 9.652%, (SOFR + 4.00%), 6/1/28	1,751	1,738,312
		$ 3,123,505
Beverages — 0.5%
Arterra Wines Canada, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 11/24/27	$584	$ 562,453
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28	416	276,229
Triton Water Holdings, Inc., Term Loan, 8.902%, (SOFR + 3.25%), 3/31/28	2,046	2,004,994
		$ 2,843,676
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 3/12/26	$180	$ 177,880
Alltech, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 10/13/28	860	836,046
Grifols Worldwide Operations USA, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 11/15/27	2,335	2,298,400
		$ 3,312,326
Building Products — 1.1%
Cornerstone Building Brands, Inc., Term Loan, 8.682%, (SOFR + 3.25%), 4/12/28	$2,764	$ 2,697,663
CPG International, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 4/28/29	891	891,000
Janus International Group, LLC, Term Loan, 8.677%, (SOFR + 3.25%), 7/25/30	250	249,531
LHS Borrower, LLC, Term Loan, 10.06%, (SOFR + 4.75%), 2/16/29	855	783,143
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
MI Windows and Doors, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/18/27	$167	$ 167,393
Oscar AcquisitionCo, LLC, Term Loan, 9.99%, (SOFR + 4.50%), 4/29/29	866	857,804
Standard Industries, Inc., Term Loan, 7.938%, (SOFR + 2.50%), 9/22/28	608	608,828
		$ 6,255,362
Capital Markets — 3.4%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28	$2,347	$ 2,350,453
Aretec Group, Inc.:
Term Loan, 9.666%, (SOFR + 4.25%), 10/1/25	1,766	1,767,945
Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30	723	719,391
Brookfield Property REIT, Inc., Term Loan, 7.892%, (SOFR + 2.50%), 8/27/25	41	40,839
Citadel Securities, L.P., Term Loan, 7.931%, (SOFR + 2.50%), 7/29/30	748	747,541
Edelman Financial Center, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 4/7/28	2,261	2,241,322
EIG Management Company, LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25	189	189,000
FinCo I, LLC, Term Loan, 8.369%, (SOFR + 3.00%), 6/27/29	1,247	1,249,213
Focus Financial Partners, LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28	709	707,881
Term Loan, 8.566%, (SOFR + 3.25%), 6/30/28	1,977	1,976,940
Term Loan, 8.816%, (SOFR + 3.50%), 6/30/28	625	625,391
HighTower Holdings, LLC, Term Loan, 9.612%, (SOFR + 4.00%), 4/21/28	2,965	2,957,398
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28	1,513	1,506,157
LPL Holdings, Inc., Term Loan, 7.18%, (SOFR + 1.75%), 11/12/26	450	451,448
Mariner Wealth Advisors, LLC, Term Loan, 8.901%, (SOFR + 3.25%), 8/18/28	1,231	1,221,926
Victory Capital Holdings, Inc.:
Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26	676	676,313
Term Loan, 7.619%, (SOFR + 2.25%), 12/29/28	353	352,576
		$ 19,781,734
Chemicals — 5.1%
Aruba Investments, Inc., Term Loan, 9.416%, (SOFR + 4.00%), 11/24/27	$414	$ 407,683
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.90%, (SOFR + 2.50%), 12/20/29	1,334	1,338,359

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Charter NEX US, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 12/1/27	$1,553	$ 1,541,109
CPC Acquisition Corp., Term Loan, 9.402%, (SOFR + 3.75%), 12/29/27	1,217	1,010,194
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27	403	402,728
GEON Performance Solutions, LLC, Term Loan, 10.152%, (SOFR + 4.50%), 8/18/28	891	882,011
Groupe Solmax, Inc., Term Loan, 10.30%, (SOFR + 4.75%), 5/29/28(9)	1,053	989,372
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.273%, (SOFR + 3.75%), 6/23/30	475	473,219
INEOS Quattro Holdings UK, Ltd., Term Loan, 9.166%, (SOFR + 3.75%), 3/14/30	399	398,501
INEOS Styrolution US Holding, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 1/29/26	1,491	1,487,893
INEOS US Finance, LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30	2,743	2,729,409
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27	995	992,513
Kraton Corporation, Term Loan, 8.921%, (SOFR + 3.25%), 3/15/29	369	364,873
Lonza Group AG, Term Loan, 9.415%, (SOFR + 3.93%), 7/3/28	1,669	1,485,089
Messer Industries GmbH, Term Loan, 8.152%, (SOFR + 2.50%), 3/2/26	709	709,062
Momentive Performance Materials, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 3/29/28	3,537	3,451,145
Olympus Water US Holding Corporation:
Term Loan, 9.402%, (SOFR + 3.75%), 11/9/28	2,468	2,440,567
Term Loan, 9.99%, (SOFR + 4.50%), 11/9/28	345	343,834
Orion Engineered Carbons GmbH, Term Loan, 7.64%, (SOFR + 2.15%), 9/24/28	294	292,346
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26	557	524,553
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/29/30	473	438,362
Starfruit Finco B.V.:
Term Loan, 8.427%, (SOFR + 3.00%), 10/1/25	685	686,533
Term Loan, 9.347%, (SOFR + 4.00%), 4/3/28	623	616,814
Trinseo Materials Operating S.C.A., Term Loan, 7.931%, (SOFR + 2.50%), 5/3/28	562	476,594
Tronox Finance, LLC:
Term Loan, 8.114%, (SOFR + 2.50%), 3/10/28(9)	867	853,576
Term Loan, 8.64%, (SOFR + 3.25%), 4/4/29	717	708,837
Term Loan, 8.832%, (SOFR + 3.50%), 8/16/28	500	496,094
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
W.R. Grace & Co.-Conn., Term Loan, 9.402%, (SOFR + 3.75%), 9/22/28	$2,825	$ 2,816,213
		$ 29,357,483
Commercial Services & Supplies — 3.0%
Allied Universal Holdco, LLC, Term Loan, 9.166%, (SOFR + 3.75%), 5/12/28	$161	$ 155,901
Asplundh Tree Expert, LLC, Term Loan, 7.166%, (SOFR + 1.75%), 9/7/27	1,201	1,200,873
Belfor Holdings, Inc., Term Loan, 9.566%, (SOFR + 4.25%), 4/6/26	298	299,235
Clean Harbors, Inc., Term Loan, 7.431%, (SOFR + 2.00%), 10/8/28	368	370,356
Covanta Holding Corporation:
Term Loan, 7.816%, (SOFR + 2.50%), 11/30/28	2,024	2,016,167
Term Loan, 7.816%, (SOFR + 2.50%), 11/30/28	154	153,324
Term Loan, 8.334%, (SOFR + 3.00%), 11/30/28	465	465,407
Term Loan, 8.334%, (SOFR + 3.00%), 11/30/28	35	34,906
EnergySolutions, LLC, Term Loan, 9.324%, (SOFR + 4.00%), 9/22/30	1,208	1,201,656
Garda World Security Corporation:
Term Loan, 9.646%, (SOFR + 4.25%), 2/1/29	1,293	1,294,737
Term Loan, 9.746%, (SOFR + 4.25%), 10/30/26	1,477	1,479,765
GFL Environmental, Inc., Term Loan, 7.824%, (SOFR + 2.50%), 5/31/27	2,012	2,013,624
Harsco Corporation, Term Loan, 7.681%, (SOFR + 2.25%), 3/10/28	244	242,237
LABL, Inc., Term Loan, 10.416%, (SOFR + 5.00%), 10/29/28	590	588,931
Monitronics International, Inc., Term Loan, 13.078%, (SOFR + 7.50%), 6/30/28	744	752,846
PECF USS Intermediate Holding III Corporation, Term Loan, 9.881%, (SOFR + 4.25%), 12/15/28	516	415,578
Phoenix Services International, LLC, Term Loan, 11.416%, (SOFR + 6.10%), 6/30/28	152	141,780
Prime Security Services Borrower, LLC, Term Loan, 8.192%, (SOFR + 2.75%), 9/23/26	974	973,511
SITEL Worldwide Corporation, Term Loan, 9.181%, (SOFR + 3.75%), 8/28/28	1,887	1,838,551
Tempo Acquisition, LLC, Term Loan, 8.066%, (SOFR + 3.00%), 8/31/28	634	634,418
TMF Group Holding B.V., Term Loan, 10.37%, (SOFR + 5.00%), 5/3/28	375	376,406
TruGreen Limited Partnership, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27	830	792,411
		$ 17,442,620

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Communications Equipment — 0.4%
Ciena Corporation, Term Loan, 7.825%, (SOFR + 2.50%), 1/18/30	$622	$ 623,818
CommScope, Inc., Term Loan, 8.568%, (SOFR + 3.25%), 4/6/26	2,076	1,901,030
		$ 2,524,848
Construction Materials — 0.8%
Quikrete Holdings, Inc.:
Term Loan, 8.056%, (SOFR + 2.63%), 2/1/27	$2,381	$ 2,380,685
Term Loan, 8.181%, (SOFR + 2.75%), 3/19/29	2,075	2,076,871
		$ 4,457,556
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 12.24%, (SOFR + 6.75%), 8/1/29	$423	$ 423,085
		$ 423,085
Containers & Packaging — 0.9%
Berlin Packaging, LLC, Term Loan, 9.204%, (SOFR + 3.75%), 3/11/28(9)	$956	$ 946,968
Berry Global, Inc., Term Loan, 7.293%, (SOFR + 1.75%), 7/1/26	613	613,427
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.591%, (SOFR + 4.18%), 4/13/29	3,160	3,120,484
Pretium PKG Holdings, Inc., Term Loan, 9.509%, (SOFR + 4.00%), 10/2/28(9)	491	303,593
		$ 4,984,472
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 4/6/28	$1,919	$ 1,882,814
Phillips Feed Service, Inc., Term Loan, 12.32%, (SOFR + 7.00%), 11/13/24(3)	52	41,433
		$ 1,924,247
Diversified Consumer Services — 0.7%
Ascend Learning, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28	$1,489	$ 1,421,648
KUEHG Corp., Term Loan, 10.39%, (SOFR + 5.00%), 6/12/30	1,350	1,354,050
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27	695	679,319
Spring Education Group, Inc., Term Loan, 9/29/30(8)	350	345,625
		$ 3,800,642
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.9%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28	$11	$ 9,576
CenturyLink, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 3/15/27	1,074	767,694
GEE Holdings 2, LLC:
Term Loan, 13.50%, (SOFR + 8.00%), 3/24/25	120	117,233
Term Loan - Second Lien, 13.75%, (SOFR + 8.25%), 3/23/26	270	161,770
Level 3 Financing, Inc., Term Loan, 7.181%, (SOFR + 1.75%), 3/1/27	2,575	2,437,652
Virgin Media Bristol, LLC:
Term Loan, 7.947%, (SOFR + 2.50%), 1/31/28	850	828,020
Term Loan, 8.697%, (SOFR + 3.25%), 1/31/29	750	734,238
		$ 5,056,183
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 5/13/29	$337	$ 338,041
		$ 338,041
Electronic Equipment, Instruments & Components — 1.4%
Chamberlain Group, Inc., Term Loan, 8.661%, (SOFR + 3.25%), 11/3/28	$2,243	$ 2,213,467
Creation Technologies, Inc., Term Loan, 11.03%, (SOFR + 5.50%), 10/5/28	790	750,500
II-VI Incorporated, Term Loan, 8.181%, (SOFR + 2.75%), 7/2/29	754	754,647
Ingram Micro, Inc., Term Loan, 8.653%, (SOFR + 3.00%), 6/30/28	365	364,069
Mirion Technologies, Inc., Term Loan, 8.402%, (SOFR + 2.75%), 10/20/28	481	481,517
Robertshaw US Holding Corp.:
Term Loan, 13.49%, (SOFR + 8.00%), 8.49% cash, 5.00% PIK, 2/28/27	288	290,998
Term Loan - Second Lien, 12.40%, (SOFR + 7.00%), 2/28/27	1,217	1,064,697
TTM Technologies, Inc., Term Loan, 8.08%, (SOFR + 2.75%), 5/30/30	525	526,312
Verifone Systems, Inc., Term Loan, 9.653%, (SOFR + 4.00%), 8/20/25	1,658	1,545,968
		$ 7,992,175
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 16.713%, (SOFR + 13.00%), 12/29/23(3)(10)	$78	$ 62,015
Term Loan, 18.444%, (SOFR + 13.00%), 13.444% cash, 5.00% PIK, 12/29/23(3)	610	486,686

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services (continued)
GIP Pilot Acquisition Partners L.P., Term Loan, 9/18/30(8)	$475	$ 474,406
Lealand Finance Company B.V., Term Loan, 12.431%, (SOFR + 7.00%), 9.431% cash, 3.00% PIK, 6/30/25	256	134,278
		$ 1,157,385
Engineering & Construction — 0.6%
Aegion Corporation, Term Loan, 10.181%, (SOFR + 4.75%), 5/17/28	$319	$ 317,599
American Residential Services, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 10/15/27	340	339,949
Northstar Group Services, Inc.:
Term Loan, 10.931%, (SOFR + 5.50%), 11/12/26	2,537	2,543,473
Term Loan, 10.945%, (SOFR + 5.50%), 11/12/26	491	491,238
		$ 3,692,259
Entertainment — 1.0%
City Football Group Limited, Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28	$1,007	$ 1,005,174
Crown Finance US, Inc., Term Loan, 14.381%, (SOFR + 8.50%), 7/31/28	288	294,637
EP Purchaser, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 11/6/28	345	340,871
Playtika Holding Corp., Term Loan, 8.181%, (SOFR + 2.75%), 3/13/28	2,325	2,325,044
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26	2,078	2,078,543
		$ 6,044,269
Financial Services — 1.0%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(11)	$1,109	$ 122,016
GTCR W Merger Sub, LLC, Term Loan, 9/20/30(8)	3,000	3,001,176
NCR Atleos, LLC, Term Loan, 3/27/29(8)	1,325	1,277,797
Walker & Dunlop, Inc.:
Term Loan, 7.453%, (SOFR + 2.25%), 12/16/28	884	883,697
Term Loan, 8.203%, (SOFR + 3.00%), 12/16/28	721	724,080
		$ 6,008,766
Food Products — 0.4%
CHG PPC Parent, LLC, Term Loan, 8.431%, (SOFR + 3.00%), 12/8/28	$369	$ 367,735
Del Monte Foods, Inc., Term Loan, 9.674%, (SOFR + 4.25%), 5/16/29	1,903	1,853,878
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28	373	373,617
		$ 2,595,230
Borrower/Description	Principal Amount (000's omitted)	Value
Gas Utilities — 0.5%
CQP Holdco, L.P., Term Loan, 8.99%, (SOFR + 3.50%), 6/5/28(9)	$2,768	$ 2,771,529
		$ 2,771,529
Health Care Equipment & Supplies — 1.4%
Artivion, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/1/27	$353	$ 343,939
Bayou Intermediate II, LLC, Term Loan, 9.966%, (SOFR + 4.50%), 8/2/28	516	502,917
Gloves Buyer, Inc.:
Term Loan, 9.431%, (SOFR + 4.00%), 12/29/27	1,458	1,418,357
Term Loan, 10.431%, (SOFR + 5.00%), 12/29/27	650	626,437
ICU Medical, Inc., Term Loan, 8.04%, (SOFR + 2.50%), 1/8/29	1,480	1,482,436
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28	1,664	1,571,635
Medline Borrower, L.P., Term Loan, 8.681%, (SOFR + 3.25%), 10/23/28	1,996	1,993,118
		$ 7,938,839
Health Care Providers & Services — 4.7%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.402%, (SOFR + 3.75%), 9/7/28	$2,756	$ 2,750,757
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.39%, (SOFR + 8.00%), 1/15/26	750	640,926
Cano Health, LLC, Term Loan, 9.416%, (SOFR + 4.00%), 11/23/27	1,027	669,020
CCRR Parent, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 3/6/28	1,843	1,762,700
CHG Healthcare Services, Inc.:
Term Loan, 8.681%, (SOFR + 3.25%), 9/29/28	1,355	1,350,728
Term Loan, 9/29/28(8)	400	400,417
CNT Holdings I Corp., Term Loan, 8.80%, (SOFR + 3.50%), 11/8/27	1,589	1,587,005
Covis Finco S.a.r.l., Term Loan, 12.04%, (SOFR + 6.50%), 2/18/27	653	471,423
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26	3,351	3,358,730
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(11)	407	487,450
Term Loan - Second Lien, 0.00%, 3/31/27(11)	2,873	668,016
LSCS Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.61%), 12/16/28	1,105	1,090,805
Medical Solutions Holdings, Inc., Term Loan, 8.773%, (SOFR + 3.25%), 11/1/28	3,723	3,613,601
National Mentor Holdings, Inc.:
Term Loan, 9.181%, (SOFR + 3.75%), 3/2/28(9)	1,371	1,237,627

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan, 9.24%, (SOFR + 3.75%), 3/2/28	$39	$ 34,879
Option Care Health, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 10/27/28	344	345,165
Pacific Dental Services, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	542	541,786
Phoenix Guarantor, Inc.:
Term Loan, 8.681%, (SOFR + 3.25%), 3/5/26	931	926,849
Term Loan, 8.931%, (SOFR + 3.50%), 3/5/26	1,040	1,034,829
Radnet Management, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 4/21/28	1,211	1,210,606
Select Medical Corporation, Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27	1,466	1,466,128
TTF Holdings, LLC, Term Loan, 9.431%, (SOFR + 4.00%), 3/31/28	367	367,557
U.S. Anesthesia Partners, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 10/1/28	1,103	1,015,265
		$ 27,032,269
Health Care Technology — 1.7%
Imprivata, Inc.:
Term Loan, 9.181%, (SOFR + 3.75%), 12/1/27	$2,149	$ 2,151,351
Term Loan, 9.566%, (SOFR + 4.25%), 12/1/27	222	223,021
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.431%, (SOFR + 4.00%), 12/18/28	887	722,498
Term Loan - Second Lien, 12.068%, (SOFR + 6.75%), 12/17/29	575	371,953
Navicure, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 10/22/26	1,747	1,751,382
PointClickCare Technologies, Inc., Term Loan, 8.765%, (SOFR + 3.00%), 12/29/27	366	365,168
Project Ruby Ultimate Parent Corp., Term Loan, 8.681%, (SOFR + 3.25%), 3/10/28	1,174	1,160,773
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27	1,269	1,139,598
Verscend Holding Corp., Term Loan, 9.431%, (SOFR + 4.00%), 8/27/25	1,676	1,679,069
		$ 9,564,813
Hotels, Restaurants & Leisure — 4.4%
Bally's Corporation, Term Loan, 8.838%, (SOFR + 3.25%), 10/2/28	$1,477	$ 1,450,515
Carnival Corporation, Term Loan, 8.681%, (SOFR + 3.25%), 10/18/28	2,137	2,129,591
ClubCorp Holdings, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 9/18/24	1,728	1,704,518
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment, LLC, Term Loan, 9.316%, (SOFR + 4.00%), 1/27/29	$1,481	$ 1,469,084
Great Canadian Gaming Corporation, Term Loan, 9.658%, (SOFR + 4.00%), 11/1/26	1,485	1,487,932
GVC Holdings (Gibraltar) Limited, Term Loan, 8.99%, (SOFR + 3.50%), 10/31/29	2,035	2,035,902
IRB Holding Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/15/27	1,258	1,254,644
Ontario Gaming GTA L.P., Term Loan, 9.64%, (SOFR + 4.25%), 8/1/30	725	726,416
Playa Resorts Holding B.V., Term Loan, 9.581%, (SOFR + 4.25%), 1/5/29	1,290	1,292,082
Scientific Games Holdings, L.P., Term Loan, 8.768%, (SOFR + 3.50%), 4/4/29	2,982	2,968,981
Scientific Games International, Inc., Term Loan, 8.434%, (SOFR + 3.00%), 4/14/29	2,966	2,968,085
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 8/25/28	1,180	1,178,720
Stars Group Holdings B.V. (The):
Term Loan, 7.902%, (SOFR + 2.25%), 7/21/26	2,651	2,652,764
Term Loan, 8.902%, (SOFR + 3.25%), 7/22/28	1,312	1,313,964
Wyndham Hotels & Resorts, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 5/24/30	798	799,924
		$ 25,433,122
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.902%, (SOFR + 4.25%), 5/17/28	$2,202	$ 1,826,414
Libbey Glass, Inc., Term Loan, 11.924%, (SOFR + 3.75%), 11/22/27	1,959	1,871,072
Serta Simmons Bedding, LLC, Term Loan, 12.90%, (SOFR + 7.50%), 6/29/28	1,293	1,295,360
Solis IV B.V., Term Loan, 8.891%, (SOFR + 3.50%), 2/26/29	1,364	1,331,315
		$ 6,324,161
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.688%, (SOFR + 2.25%), 12/22/27	$535	$ 534,937
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.402%, (SOFR + 3.75%), 12/22/26	1,727	1,719,879
Term Loan, 11.567%, (SOFR + 6.00%), 12/22/26	344	344,305
		$ 2,599,121
Insurance — 2.4%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.831%, (SOFR + 3.50%), 11/5/27	$397	$ 396,982

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
Alliant Holdings Intermediate, LLC: (continued)
Term Loan, 8.931%, (SOFR + 3.50%), 11/5/27	$1,477	$ 1,476,604
AmWINS Group, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 2/19/28	2,655	2,657,781
AssuredPartners, Inc.:
Term Loan, 8.931%, (SOFR + 3.50%), 2/12/27	1,220	1,219,447
Term Loan, 8.931%, (SOFR + 3.50%), 2/12/27	1,480	1,478,319
HUB International Limited, Term Loan, 9.584%, (SOFR + 4.25%), 6/20/30	1,674	1,681,071
NFP Corp., Term Loan, 8.681%, (SOFR + 3.25%), 2/16/27	2,312	2,286,968
Ryan Specialty Group, LLC, Term Loan, 8.416%, (SOFR + 3.00%), 9/1/27	631	631,748
USI, Inc., Term Loan, 9.14%, (SOFR + 3.75%), 11/22/29	1,985	1,986,732
		$ 13,815,652
Interactive Media & Services — 0.5%
Adevinta ASA, Term Loan, 8.322%, (SOFR + 2.75%), 6/26/28	$377	$ 377,165
Buzz Finco, LLC, Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27	33	33,508
Foundational Education Group, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 8/31/28	1,400	1,330,059
Getty Images, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 2/19/26	832	834,914
Match Group, Inc., Term Loan, 7.298%, (SOFR + 1.75%), 2/13/27	525	523,688
		$ 3,099,334
IT Services — 4.7%
Asurion, LLC:
Term Loan, 8.681%, (SOFR + 3.25%), 12/23/26	$2,918	$ 2,868,673
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28	1,066	1,035,697
Term Loan - Second Lien, 10.681%, (SOFR + 5.25%), 1/31/28	930	837,581
Term Loan - Second Lien, 10.681%, (SOFR + 5.25%), 1/20/29	250	221,484
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.942%, (SOFR + 8.61%), 12/7/23	823	830,578
Term Loan, 0.00%, 5/1/24(11)	2,969	1,745,863
Endure Digital, Inc., Term Loan, 8.792%, (SOFR + 3.50%), 2/10/28	3,881	3,780,691
Gainwell Acquisition Corp., Term Loan, 9.49%, (SOFR + 4.00%), 10/1/27	4,040	3,949,373
Go Daddy Operating Company, LLC:
Term Loan, 7.431%, (SOFR + 2.00%), 8/10/27	701	701,803
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Go Daddy Operating Company, LLC: (continued)
Term Loan, 7.816%, (SOFR + 2.50%), 11/9/29	$976	$ 978,340
Informatica, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 10/27/28	3,127	3,123,954
NAB Holdings, LLC, Term Loan, 8.54%, (SOFR + 3.00%), 11/23/28	3,572	3,566,208
Rackspace Technology Global, Inc., Term Loan, 8.194%, (SOFR + 2.75%), 2/15/28	2,335	1,076,588
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28	1,496	1,494,604
Skopima Merger Sub, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 5/12/28	744	725,817
WEX, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 3/31/28	293	293,163
		$ 27,230,417
Leisure Products — 0.5%
Fender Musical Instruments Corporation, Term Loan, 9.424%, (SOFR + 4.00%), 12/1/28	$270	$ 264,402
Hayward Industries, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 5/30/28	1,498	1,488,244
Recess Holdings, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 3/17/27	600	600,000
SRAM, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 5/18/28	545	544,645
		$ 2,897,291
Life Sciences Tools & Services — 1.0%
Avantor Funding, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 11/8/27	$961	$ 961,961
Cambrex Corporation, Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26	169	168,122
Curia Global, Inc., Term Loan, 9.219%, (SOFR + 3.75%), 8/30/26	146	121,455
ICON Luxembourg S.a.r.l., Term Loan, 7.902%, (SOFR + 2.25%), 7/3/28	2,242	2,243,623
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27	242	239,268
Packaging Coordinators Midco, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 11/30/27	220	219,926
PRA Health Sciences, Inc., Term Loan, 7.65%, (SOFR + 2.25%), 7/3/28	559	559,000
Star Parent, Inc., Term Loan, 9/19/30(8)	1,400	1,370,655
		$ 5,884,010

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 4.7%
AI Aqua Merger Sub, Inc., Term Loan, 9.084%, (SOFR + 3.75%), 7/31/28	$2,027	$ 2,008,881
Albion Financing 3 S.a.r.l.:
Term Loan, 10.857%, (SOFR + 5.25%), 8/17/26	1,551	1,555,693
Term Loan, 10.883%, (SOFR + 5.50%), 8/17/26	274	274,309
Ali Group North America Corporation, Term Loan, 7.431%, (SOFR + 2.00%), 7/30/29	1,983	1,983,355
Alliance Laundry Systems, LLC, Term Loan, 8.901%, (SOFR + 3.50%), 10/8/27	1,133	1,133,737
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28	748	720,366
Apex Tool Group, LLC, Term Loan, 10.674%, (SOFR + 5.25%), 2/8/29	1,017	933,434
Barnes Group, Inc., Term Loan, 8.416%, (SOFR + 3.00%), 9/3/30	525	526,407
Clark Equipment Company, Term Loan, 7.99%, (SOFR + 2.50%), 4/20/29	564	564,696
Conair Holdings, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 5/17/28	1,352	1,296,208
CPM Holdings, Inc., Term Loan, 9.90%, (SOFR + 4.50%), 9/22/28	1,384	1,381,933
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26	263	258,672
EMRLD Borrower L.P., Term Loan, 8.316%, (SOFR + 3.00%), 5/31/30	1,100	1,099,828
Engineered Machinery Holdings, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 5/19/28	2,309	2,299,583
Filtration Group Corporation, Term Loan, 8.931%, (SOFR + 3.50%), 10/21/28	1,082	1,079,111
Gates Global, LLC, Term Loan, 7.816%, (SOFR + 2.50%), 3/31/27	1,371	1,369,823
Icebox Holdco III, Inc., Term Loan, 9.402%, (SOFR + 3.75%), 12/22/28	1,429	1,424,427
Madison IAQ, LLC, Term Loan, 8.689%, (SOFR + 3.25%), 6/21/28	1,944	1,913,187
Roper Industrial Products Investment Company, LLC, Term Loan, 9.89%, (SOFR + 4.50%), 11/22/29	1,570	1,574,805
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29	1,111	1,110,617
Titan Acquisition Limited, Term Loan, 8.652%, (SOFR + 3.00%), 3/28/25	1,142	1,133,401
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27	1,290	1,288,740
		$ 26,931,213
Media — 1.8%
Hubbard Radio, LLC, Term Loan, 9.69%, (SOFR + 4.25%), 3/28/25	$367	$ 333,673
Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
iHeartCommunications, Inc.:
Term Loan, 8.431%, (SOFR + 3.00%), 5/1/26	$438	$ 394,942
Term Loan, 8.681%, (SOFR + 3.25%), 5/1/26	223	200,944
Magnite, Inc., Term Loan, 10.532%, (SOFR + 5.00%), 4/28/28(9)	930	935,080
Mission Broadcasting, Inc., Term Loan, 7.946%, (SOFR + 2.50%), 6/2/28	270	269,444
MJH Healthcare Holdings, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 1/28/29	246	245,788
Nexstar Broadcasting, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 9/18/26	1,795	1,794,428
Recorded Books, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 8/29/25	683	683,314
Sinclair Television Group, Inc.:
Term Loan, 7.931%, (SOFR + 2.50%), 9/30/26	1,445	1,258,362
Term Loan, 8.431%, (SOFR + 3.00%), 4/1/28	1,776	1,267,249
Univision Communications, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 3/15/26	2,993	2,990,502
		$ 10,373,726
Metals/Mining — 0.8%
Arsenal AIC Parent, LLC, Term Loan, 9.879%, (SOFR + 4.50%), 8/18/30	$775	$ 774,806
Dynacast International, LLC, Term Loan, 10.017%, (SOFR + 4.50%), 7/22/25	848	792,650
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29	1,737	1,648,070
WireCo WorldGroup, Inc., Term Loan, 9.695%, (SOFR + 4.25%), 11/13/28	379	379,510
Zekelman Industries, Inc., Term Loan, 7.445%, (SOFR + 2.00%), 1/24/27	1,192	1,193,129
		$ 4,788,165
Oil, Gas & Consumable Fuels — 1.0%
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28	$1,051	$ 1,042,629
GIP II Blue Holding, L.P., Term Loan, 9.816%, (SOFR + 4.50%), 9/29/28	790	792,778
ITT Holdings, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 7/10/28	985	986,046
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.692%, (SOFR + 3.25%), 10/5/28	880	881,443
Oxbow Carbon, LLC, Term Loan, 9.453%, (SOFR + 4.00%), 5/10/30(9)	549	548,282

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.431%, (SOFR + 8.00%), 8/27/26	$215	$ 214,240
UGI Energy Services, LLC, Term Loan, 8.666%, (SOFR + 3.25%), 2/22/30	1,164	1,164,494
		$ 5,629,912
Personal Products — 0.1%
Olaplex, Inc., Term Loan, 8.916%, (SOFR + 3.50%), 2/23/29	$992	$ 837,064
		$ 837,064
Pharmaceuticals — 1.4%
Bausch Health Companies, Inc., Term Loan, 10.674%, (SOFR + 5.25%), 2/1/27	$1,742	$ 1,421,558
Horizon Therapeutics USA, Inc., Term Loan, 7.434%, (SOFR + 2.00%), 5/22/26	668	669,161
Jazz Financing Lux S.a.r.l., Term Loan, 8.931%, (SOFR + 3.50%), 5/5/28	2,763	2,765,483
Mallinckrodt International Finance S.A.:
DIP Loan, 13.441%, (SOFR + 8.00%), 8/28/24	259	268,969
DIP Loan, 8/28/24(8)	137	142,343
Term Loan, 12.689%, (SOFR + 7.25%), 9/30/27	3,484	2,609,436
Term Loan, 12.939%, (SOFR + 7.50%), 9/30/27	375	282,415
		$ 8,159,365
Professional Services — 2.9%
AlixPartners, LLP, Term Loan, 8.181%, (SOFR + 2.75%), 2/4/28	$574	$ 573,808
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28	246	243,364
ASGN Incorporated, Term Loan, 7.566%, (SOFR + 2.25%), 8/30/30	375	376,563
Camelot U.S. Acquisition, LLC:
Term Loan, 8.431%, (SOFR + 3.00%), 10/30/26	1,102	1,102,582
Term Loan, 8.431%, (SOFR + 3.00%), 10/30/26	416	416,531
CoreLogic, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28	2,566	2,376,854
Corporation Service Company, Term Loan, 8.666%, (SOFR + 3.25%), 11/2/29	310	309,911
Deerfield Dakota Holding, LLC, Term Loan, 9.14%, (SOFR + 3.75%), 4/9/27	1,081	1,058,204
EAB Global, Inc., Term Loan, 8.872%, (SOFR + 3.50%), 8/16/28	2,340	2,327,907
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28	1,127	1,019,759
Genuine Financial Holdings, LLC, Term Loan, 9/20/30(8)	400	396,333
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Neptune Bidco US, Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29	$1,446	$ 1,305,094
Rockwood Service Corporation, Term Loan, 9.431%, (SOFR + 4.00%), 1/23/27	1,273	1,279,440
Trans Union, LLC:
Term Loan, 7.166%, (SOFR + 1.75%), 11/16/26	1,071	1,071,535
Term Loan, 7.681%, (SOFR + 2.25%), 12/1/28	1,668	1,669,482
Vaco Holdings, LLC, Term Loan, 10.393%, (SOFR + 5.00%), 1/21/29	986	951,311
		$ 16,478,678
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.181%, (SOFR + 2.75%), 8/21/25	$13	$ 12,905
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	273	268,389
Term Loan, 9.316%, (SOFR + 4.00%), 1/31/30	112	111,415
Greystar Real Estate Partners, LLC, Term Loan, 9.147%, (SOFR + 3.75%), 8/21/30	625	625,000
RE/MAX International, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 7/21/28	1,149	1,122,720
		$ 2,140,429
Road & Rail — 1.6%
First Student Bidco, Inc.:
Term Loan, 9.49%, (SOFR + 4.00%), 7/21/28	$1,402	$ 1,382,564
Term Loan, 9.49%, (SOFR + 4.00%), 7/21/28	98	96,362
Grab Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 1/29/26	950	957,044
Hertz Corporation (The):
Term Loan, 8.681%, (SOFR + 3.25%), 6/30/28	1,570	1,570,759
Term Loan, 8.681%, (SOFR + 3.25%), 6/30/28	303	302,842
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26	1,434	1,432,868
Uber Technologies, Inc., Term Loan, 8.159%, (SOFR + 2.75%), 3/3/30	3,310	3,313,684
		$ 9,056,123
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(9)	$3,014	$ 3,008,698
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27	221	90,260

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 8.166%, (SOFR + 2.75%), 8/17/29	$2,314	$ 2,318,097
Ultra Clean Holdings, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 8/27/25	476	477,425
		$ 5,894,480
Software — 13.8%
Applied Systems, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/18/26	$4,425	$ 4,443,436
AppLovin Corporation, Term Loan, 8.416%, (SOFR + 3.10%), 8/14/30	2,064	2,059,945
Aptean, Inc., Term Loan, 9.568%, (SOFR + 4.25%), 4/23/26	2,617	2,609,232
Astra Acquisition Corp.:
Term Loan, 10.902%, (SOFR + 5.25%), 10/25/28	876	660,596
Term Loan - Second Lien, 14.527%, (SOFR + 8.88%), 10/25/29	1,375	814,492
Banff Merger Sub, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 10/2/25	2,014	2,014,362
Cast and Crew Payroll, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 2/9/26	987	985,949
CDK Global, Inc., Term Loan, 9.64%, (SOFR + 4.25%), 7/6/29	3,275	3,279,685
CentralSquare Technologies, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 8/29/25	1,485	1,411,601
Ceridian HCM Holding, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 4/30/25	2,416	2,421,656
Cloud Software Group, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 3/30/29(9)	1,992	1,919,891
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28	1,623	1,604,931
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29	600	572,000
ConnectWise, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 9/29/28	884	872,682
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28	1,130	1,098,364
Cornerstone OnDemand, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 10/16/28	1,654	1,577,828
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27	855	848,368
E2open, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 2/4/28(9)	2,044	2,044,486
ECI Macola Max Holding, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 11/9/27	2,323	2,319,590
Epicor Software Corporation:
Term Loan, 8.681%, (SOFR + 3.25%), 7/30/27	4,652	4,653,396
Term Loan, 7/30/27(8)	850	852,125
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 2/18/27	$1,384	$ 1,305,972
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27	2,073	1,388,547
Greeneden U.S. Holdings II, LLC, Term Loan, 9.431%, (SOFR + 4.00%), 12/1/27	488	488,482
IGT Holding IV AB, Term Loan, 8.962%, (SOFR + 3.40%), 3/31/28	1,073	1,071,830
Imperva, Inc., Term Loan, 9.627%, (SOFR + 4.00%), 1/12/26	364	364,744
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27	551	478,144
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28	1,922	1,442,729
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29	1,475	685,875
Marcel LUX IV S.a.r.l.:
Term Loan, 8.665%, (SOFR + 3.25%), 3/15/26	2,119	2,113,479
Term Loan, 9.436%, (SOFR + 4.00%), 12/31/27	61	61,256
Maverick Bidco, Inc., Term Loan, 9.269%, (SOFR + 3.75%), 5/18/28	614	599,261
McAfee, LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/1/29	2,543	2,490,367
Mediaocean, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/15/28	517	496,440
Mosel Bidco SE, Term Loan, 9/16/30(8)	250	250,313
NortonLifeLock, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 9/12/29	685	683,838
Open Text Corporation, Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30	2,308	2,309,727
Polaris Newco, LLC, Term Loan, 9.431%, (SOFR + 4.00%), 6/2/28	1,538	1,476,537
Proofpoint, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 8/31/28	3,294	3,270,301
Quartz Acquireco, LLC, Term Loan, 8.818%, (SOFR + 3.50%), 6/28/30	750	750,000
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29	2,475	2,070,162
RealPage, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 4/24/28	2,751	2,723,565
Redstone Holdco 2, L.P., Term Loan, 10.184%, (SOFR + 4.75%), 4/27/28	1,284	1,104,427
Sabre GLBL, Inc., Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28	150	132,600
Skillsoft Corporation, Term Loan, 10.698%, (SOFR + 5.25%), 7/14/28	630	596,695
SolarWinds Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/5/27	1,617	1,620,825

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Sophia, L.P.:
Term Loan, 8.916%, (SOFR + 3.50%), 10/7/27	$2,937	$ 2,934,719
Term Loan, 9.566%, (SOFR + 4.25%), 10/7/27	496	495,053
SS&C Technologies, Inc.:
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29	219	219,665
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29	331	331,125
Turing Midco, LLC, Term Loan, 7.931%, (SOFR + 2.50%), 3/24/28	208	207,112
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26	2,401	2,398,082
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26	1,296	1,296,623
Term Loan - Second Lien, 10.618%, (SOFR + 5.25%), 5/3/27	500	500,179
Veritas US, Inc., Term Loan, 10.431%, (SOFR + 5.00%), 9/1/25	1,756	1,526,941
Vision Solutions, Inc., Term Loan, 9.613%, (SOFR + 4.00%), 4/24/28	981	954,559
		$ 79,904,789
Specialty Retail — 2.9%
Belron Finance US, LLC, Term Loan, 8.16%, (SOFR + 2.75%), 4/18/29	$823	$ 824,738
David's Bridal, Inc.:
Term Loan, 0.00%, 6/23/24(3)(11)	252	0
Term Loan, 0.00%, 12/31/24(3)(11)	306	0
Great Outdoors Group, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 3/6/28	2,513	2,511,330
Harbor Freight Tools USA, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 10/19/27	3,299	3,278,511
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29	666	667,769
Les Schwab Tire Centers, Term Loan, 8.692%, (SOFR + 3.25%), 11/2/27	3,930	3,919,989
LIDS Holdings, Inc., Term Loan, 11.06%, (SOFR + 5.50%), 12/14/26	332	318,750
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28	2,337	2,324,241
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	2,836	2,832,399
		$ 16,677,727
Trading Companies & Distributors — 2.3%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 7.675%, (SOFR + 2.25%), 12/1/27	$1,094	$ 1,095,293
Term Loan, 7.825%, (SOFR + 2.50%), 6/22/28	1,490	1,491,610
Core & Main, L.P., Term Loan, 7.845%, (SOFR + 2.50%), 7/27/28(9)	1,005	1,005,881
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 10.627%, (SOFR + 5.25%), 12/23/27	$637	$ 637,287
Electro Rent Corporation, Term Loan, 11.002%, (SOFR + 5.50%), 11/1/24	1,838	1,777,953
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27	391	378,471
Spin Holdco, Inc., Term Loan, 9.664%, (SOFR + 4.00%), 3/4/28	3,002	2,604,537
SRS Distribution, Inc.:
Term Loan, 8.916%, (SOFR + 3.50%), 6/2/28	320	317,524
Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28	711	704,727
White Cap Buyer, LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27	1,998	1,996,541
Windsor Holdings III, LLC, Term Loan, 9.83%, (SOFR + 4.50%), 8/1/30	1,050	1,046,500
		$ 13,056,324
Transportation Infrastructure — 0.3%
Brown Group Holding, LLC:
Term Loan, 8.068%, (SOFR + 2.75%), 6/7/28	$388	$ 385,268
Term Loan, 9.121%, (SOFR + 3.75%), 7/2/29(9)	223	222,855
KKR Apple Bidco, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 9/22/28	1,132	1,126,440
		$ 1,734,563
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 8.902%, (SOFR + 3.25%), 5/28/24	$1,360	$ 1,232,502
		$ 1,232,502
Total Senior Floating-Rate Loans (identified cost $507,895,543)		$493,913,453

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	3,427	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(12)	12,503,306	$ 12,503,306
Total Short-Term Investments (identified cost $12,503,306)		$ 12,503,306
Total Investments — 98.5% (identified cost $590,417,388)		$568,338,735
Less Unfunded Loan Commitments — (0.0)%(6)		$ (7,287)
Net Investments — 98.5% (identified cost $590,410,101)		$568,331,448
Other Assets, Less Liabilities — 1.5%		$ 8,883,741
Net Assets — 100.0%		$577,215,189
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $53,738,302 or 9.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after September 30, 2023, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2023, the total value of unfunded loan commitments is $5,825.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,503,306, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$36,449,245	$112,855,359	$(136,801,298)	$ —	$ —	$12,503,306	$1,028,506	12,503,306
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 16,689,304	$ —	$ 16,689,304
Common Stocks	59,250	2,814,683	48,903	2,922,836
Corporate Bonds	—	38,593,961	—	38,593,961
Exchange-Traded Funds	3,186,680	—	—	3,186,680
Preferred Stocks	—	529,195	0	529,195
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	493,187,745	718,421	493,906,166
Warrants	—	—	0	0
Short-Term Investments	12,503,306	—	—	12,503,306
Total Investments	$15,749,236	$551,814,888	$767,324	$568,331,448
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.